Investments in associates (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]
	2017	2016
	$	$

Balance – January 1	82,902	44,011
Acquisitions	136,529	14,974
Exercise of warrants	14,519	775
Transfer from other investments	-	13,068
Share of loss, net	(6,114)	(6,623)
Share of other comprehensive income (loss), net	(537)	1,264
Net gain on ownership dilution	30,560	12,023
Disposals	(426)	-
Gain on disposal (i)	-	3,410
Balance – December 31	257,433	82,902

Disclosure of associates [Table Text Block]
	Osisko Mining		Barkerville		Dalradian		Falco
	2017 (i)	2016 (ii)	2017 (i)	2016 (ii)	2017 (i)	2016 (ii)	2017 (iii)	2016 (iv)
	$	$	$	$	$	$	$	$

Current assets	108,439	100,963	67,162	34,698	50,088	44,095	34,703	34,242
Non-current assets	290,332	173,334	31,659	16,000	164,310	117,894	87,300	35,657
Current liabilities	23,657	4,972	15,709	10,211	6,437	4,116	25,567	16,516
Non-current liabilities	15,941	5,882	15,634	5,229	685	1,058	8,424	5,315
Revenues	-	-	-	-	-	-	-	-
Net loss from continuing operations	(19,741)	(10,051)	(6,733)	(9,744)	(8,884)	(7,609)	(6,677)	(8,972)
Net loss from discontinued operations, net of taxes	-	(5)	-	-	-	-	-	-
Other comprehensive income (loss)	(954)	9,695	175	(19)	-	-	-	-
Comprehensive loss	(20,695)	(361)	(6,558)	(9,763)	(8,884)	(7,609)	(6,677)	(8,972)

Carrying value of investment (v)	73,635	36,680	89,556	16,909	40,122	3,924	15,652	12,330
Fair value of investment (v)	109,504	53,491	106,732	24,253	42,026	7,313	20,817	18,535

Disclosure of investments accounted for using equity method [Table Text Block]
	2017	2016
	$	$

Aggregate amount of the Company’s share of net loss	(2,725)	(1,645)
Aggregate amount of the Company’s share of other comprehensive income (loss)	459	(382)
Aggregate carrying value of investments	38,468	16,983
Aggregate fair value of investments	53,061	28,176